Leases - Income from Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Vehicle leasing revenue	$ 16,719	$ 6,217	$ 0